Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General [Abstract]
Deferred issuance costs	$ 871,171
Ordinary shares outstanding (in Shares)	489,812
Ultimate settlement	50.00%
Severance pay expenses	$ 31,356	$ 22,247	$ 18,074